INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Net income (loss)	$ 1,447	$ (4,701)
Other comprehensive loss, related to unrealized loss on cash flow hedges	(448)	(107)
Total comprehensive income (loss)	$ 999	$ (4,808)